Property, plant, and equipment (Details) $ in Millions	9 Months Ended
	Sep. 30, 2023 COP ($)
Property, plant, and equipment
Beginning Balance	$ 100,997,498
Ending Balance	95,437,342
Cost
Property, plant, and equipment
Beginning Balance	160,261,644
Additions/capitalizations	6,091,965	[1]
Abandonment cost update	(23,365)
Capitalized financial interests	214,349	[2]
Exchange differences capitalized	326
Disposals	(553,591)
Foreign currency translation	(11,464,450)
Reclassifications/transfers	92,219
Ending Balance	154,619,097
Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(59,264,146)
Depreciation expense	(4,493,222)
Impairment loss	(9,338)
Disposals	503,806
Foreign currency translation	4,154,035
Reclassifications/transfers	(72,890)
Ending Balance	(59,181,755)
Plant and equipment
Property, plant, and equipment
Beginning Balance	35,323,477
Ending Balance	30,092,050
Plant and equipment | Cost
Property, plant, and equipment
Beginning Balance	62,763,108
Additions/capitalizations	1,417,220	[1]
Abandonment cost update	0
Capitalized financial interests	71,725	[2]
Exchange differences capitalized	94
Disposals	(387,574)
Foreign currency translation	(6,008,008)
Reclassifications/transfers	(1,577,274)
Ending Balance	56,279,291
Plant and equipment | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(27,439,631)
Depreciation expense	(2,202,381)
Impairment loss	(6,835)
Disposals	368,450
Foreign currency translation	2,228,054
Reclassifications/transfers	865,102
Ending Balance	(26,187,241)
Pipelines, networks and lines
Property, plant, and equipment
Beginning Balance	37,417,260
Ending Balance	35,379,716
Pipelines, networks and lines | Cost
Property, plant, and equipment
Beginning Balance	60,287,507
Additions/capitalizations	1,362,963	[1]
Abandonment cost update	(23,365)
Capitalized financial interests	57,252	[2]
Exchange differences capitalized	75
Disposals	(115,248)
Foreign currency translation	(3,366,305)
Reclassifications/transfers	457,158
Ending Balance	58,660,037
Pipelines, networks and lines | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(22,870,247)
Depreciation expense	(1,713,438)
Impairment loss	(635)
Disposals	105,806
Foreign currency translation	1,283,629
Reclassifications/transfers	(85,436)
Ending Balance	(23,280,321)
Work in progress
Property, plant, and equipment
Beginning Balance	12,014,576
Ending Balance	13,948,850
Work in progress | Cost
Property, plant, and equipment
Beginning Balance	13,432,616
Additions/capitalizations	2,972,969	[1]
Abandonment cost update	0
Capitalized financial interests	69,081	[2]
Exchange differences capitalized	136
Disposals	(2,762)
Foreign currency translation	(166,407)
Reclassifications/transfers	(987,669)
Ending Balance	15,317,964
Work in progress | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,418,040)
Depreciation expense	0
Impairment loss	0
Disposals	0
Foreign currency translation	1,706
Reclassifications/transfers	47,220
Ending Balance	(1,369,114)
Buildings
Property, plant, and equipment
Beginning Balance	9,123,911
Ending Balance	9,333,138
Buildings | Cost
Property, plant, and equipment
Beginning Balance	15,354,065
Additions/capitalizations	205,978	[1]
Abandonment cost update	0
Capitalized financial interests	9,171	[2]
Exchange differences capitalized	12
Disposals	(9,332)
Foreign currency translation	(1,362,125)
Reclassifications/transfers	2,207,724
Ending Balance	16,405,493
Buildings | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(6,230,154)
Depreciation expense	(459,449)
Impairment loss	(1,868)
Disposals	7,935
Foreign currency translation	515,661
Reclassifications/transfers	(904,480)
Ending Balance	(7,072,355)
Lands
Property, plant, and equipment
Beginning Balance	5,145,554
Ending Balance	4,795,946
Lands | Cost
Property, plant, and equipment
Beginning Balance	5,199,069
Additions/capitalizations	3,034	[1]
Abandonment cost update	0
Capitalized financial interests	97	[2]
Exchange differences capitalized	0
Disposals	(256)
Foreign currency translation	(358,511)
Reclassifications/transfers	(69)
Ending Balance	4,843,364
Lands | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(53,515)
Depreciation expense	0
Impairment loss	0
Disposals	39
Foreign currency translation	6,058
Reclassifications/transfers	0
Ending Balance	(47,418)
Other
Property, plant, and equipment
Beginning Balance	1,972,720
Ending Balance	1,887,642
Other | Cost
Property, plant, and equipment
Beginning Balance	3,225,279
Additions/capitalizations	129,801	[1]
Abandonment cost update	0
Capitalized financial interests	7,023	[2]
Exchange differences capitalized	9
Disposals	(38,419)
Foreign currency translation	(203,094)
Reclassifications/transfers	(7,651)
Ending Balance	3,112,948
Other | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,252,559)
Depreciation expense	(117,954)
Impairment loss	0
Disposals	21,576
Foreign currency translation	118,927
Reclassifications/transfers	4,704
Ending Balance	$ (1,225,306)

[1]	Mainly includes: i) Ecopetrol S.A. projects in courses associated with the Caño Sur, Castilla, Chichimene, and Rubiales fields, and Barrancabermeja Refinery ii) Interconexión Eléctrica S.A. E.S.P projects in progress: UPME 09-2016 Copey–Cuestecitas, 500 kV, Copey–Fundación, 220 kV, UPME 04-2019 transmission line La Loma - Sogamoso 500 kV, UPME 07–2017 Sabanalarga – Bolívar 500 Kv, connection of the Alpha and Beta wind farms to the Nueva Cuestecitas substation, and asset optimization plan.
[2]	Financial interest is capitalized based on the weighted average rate of loan costs.